SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                     [  ]

         Post-Effective Amendment No.    29        (File No. 2-73114)     [X]
                                      ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             20       (File No. 811-3217)           [X]
                               ---------

                        (Check appropriate box or boxes)

                               IDS LIFE ACCOUNT F
                               IDS LIFE ACCOUNT IZ
                               IDS LIFE ACCOUNT JZ
                               IDS LIFE ACCOUNT G
                               IDS LIFE ACCOUNT H
                               IDS LIFE ACCOUNT N
                               IDS LIFE ACCOUNT KZ
                               IDS LIFE ACCOUNT LZ
                               IDS LIFE ACCOUNT MZ
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

IDS Tower 10, Minneapolis, MN                                      55440-0010
-------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)               (Zip Code)

Depositor's Telephone Number, including Area Code               (612) 671-3678
-------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on May 1, 1999  pursuant to paragraph  (b) of Rule 485
 [ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
 [ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 1999

VARIABLE RETIREMENT ANNUITY is an individual flexible premium deferred variable annuity. COMBINATION RETIREMENT ANNUITY is an individual flexible premium deferred combination fixed/variable annuity.

NEW VARIABLE RETIREMENT ANNUITY CONTRACTS (VRA) ARE NOT CURRENTLY BEING OFFERED. NEW COMBINATION RETIREMENT ANNUITIES (CRA) CONTRACTS CURRENTLY ARE BEING OFFERED ONLY FOR LIMITED PURPOSES.

IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ AND MZ

Issued by: IDS Life Insurance Company, (IDS Life) IDS Tower 10, Minneapolis, MN 55440-0010 Telephone: 800-437-0602

This prospectus contains information that you should know before investing. You also will receive the IDS Life Retirement Annuity Mutual Funds prospectus. Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. Is it filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the page 55 of this prospectus. The table of contents of the SAI is on page 54 of this prospectus.

     TABLE OF CONTENTS
     KEY TERMS                                        3
     THE CONTRACT IN BRIEF                            5
     EXPENSE SUMMARY                                  8
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)     13
     FINANCIAL STATEMENTS                            16
     PERFORMANCE INFORMATION                         16
     THE VARIABLE ACCOUNTS                           18
     THE FUNDS                                       19
     THE FIXED ACCOUNT                               21
     BUYING YOUR CONTRACT                            22
     CHARGES                                         26
     VALUING YOUR INVESTMENT                         30
     MAKING THE MOST OF YOUR CONTRACT                32
     SURRENDERS                                      36
     TSA -- SPECIAL SURRENDER PROVISIONS             37
     CHANGING OWNERSHIP                              39
     BENEFITS IN CASE OF DEATH                       40
     THE ANNUITY PAYOUT PERIOD                       42
     TAXES                                           46
     VOTING RIGHTS                                   50
     ABOUT THE SERVICE PROVIDERS                     51
     YEAR 2000                                       53
     TABLE OF CONTENTS OF THE STATEMENT
      OF ADDITIONAL INFORMATION                      54

----------------------------------
                         KEY TERMS
                         THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each variable account before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

-Individual Retirement Annuities (IRAs)

-Roth IRAs

-Simplified Employee Pension (SEP) plans

-Section 401(k) plans

-Custodial and trusteed pension and profit sharing plans

                         KEY TERMS

-Tax-Sheltered Annuities (TSAs)

-Section 457 plans.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS -- Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

----------------------------------
                         THE CONTRACT IN BRIEF

PURPOSE:                 The purpose of the contract is to allow you to
                         accumulate money for retirement. You do this by making
                         one or more investments (purchase payments) that may
                         earn returns that increase the value of the contract.
                         The contract provides lifetime or other forms of
                         payouts beginning at a specified date (the retirement
                         date). As in the case of other annuities, it may not be
                         advantageous for you to purchase this contract as a
                         replacement for, or in addition to an existing annuity.
FREE LOOK PERIOD:        You may return your contract to your financial
                         advisor or to our office within 10 days after it is
                         delivered to you and receive a full refund of the
                         contract value. No charges will be deducted. However,
                         you bear the investment risk from the time of purchase
                         until you return the contract; the refund amount may be
                         more or less than the payment you made. (Exception: If
                         the law requires, we will refund all of your purchase
                         payments.)
ACCOUNTS:                Currently, you may allocate your purchase payments
                         among any or all of:

                         - the variable accounts, each of which invests in a
                          fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable account. (p. 18)

                         - the fixed account (under CRA only), which earns
                          interest at a rate that we adjust periodically. (p.
                          21)

                         THE CONTRACT IN BRIEF

BUYING YOUR CONTRACT:    Your financial advisor will help you complete and
                         submit an application for CRA. Applications are subject to acceptance at our office. You must make an initial lump-sum purchase payment to CRA. You have the option of making additional purchase payments in the future.

                         - Minimum purchase payment -- $600 on an annual basis.

                         - Minimum installment or additional purchase payment --
                          $50 monthly; $23.08 biweekly payroll deductions.

                         - Maximum first-year purchase payments -- Nonqualified:
                          $25,000. Qualified: Two times initial annual gross purchase payment subject to any restrictions.

                         - Maximum purchase payment for each subsequent year --
                          Nonqualified: $50,000 excluding rollovers. Qualified:
                          Two times initial annual gross purchase payment subject to any restrictions.

                         Unlike the CRA, VRA was purchased with a single
                         purchase payment. No additional purchase payments are
                         allowed for VRA (p. 22)
TRANSFERS:               Subject to certain restrictions, you currently may
                         redistribute your money among accounts without charge
                         at any time until annuity payouts begin, and once per
                         contract year among the variable accounts after annuity
                         payouts begin. You may establish automated transfers
                         among the fixed and variable accounts. Fixed account
                         transfers are subject to special restrictions. (p. 33)
SURRENDERS:              You may surrender all or part of your contract value
                         at any time before the retirement date. You also may
                         establish automated partial surrenders. Surrenders may
                         be subject to charges and tax penalties (including a
                         10% IRS penalty if you surrender prior to your reaching
                         age 59 1/2) and may have other tax consequences; also,
                         certain restrictions apply. (p. 36)
CHANGING OWNERSHIP:      You may change ownership of a nonqualified annuity
                         by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 39)
BENEFITS IN CASE OF DEATH:
                         If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 40)

ANNUITY PAYOUTS:         You can apply your contract value to an annuity
                         payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 42)
TAXES:                   Generally, your contract grows tax-deferred until you
                         surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.)
                         Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs however, may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 46)
CHARGES:

                         - $30 for CRA and $20 for VRA annual contract
                          administrative charge;

                         - 1.00% mortality and expense risk fee;

                         - surrender charge;

                         - any premium taxes that may be imposed on us by state
                          or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin); and

                         - the operating expenses of the funds.

----------------------------------
                         EXPENSE SUMMARY

The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the variable accounts and funds below. Some expenses may vary as we explain under "Charges."

           VARIABLE RETIREMENT ANNUITY
           ANNUAL CONTRACT OWNERS EXPENSES:

                            SURRENDER CHARGE*
                            (contingent deferred sales charge as a
                            percentage of
                            amount surrendered)
                                         Surrender
                                        charge as a
                                       percentage of
                            Contract       amount
                              year      surrendered
                            ---------  --------------
                                1              7%
                                2              6
                                3              5
                                4              4
                                5              3
                                6              2
                                7              1
                              8 and
                              later            0
                            CONTRACT ADMINISTRATIVE CHARGE $20

           ANNUAL VARIABLE ACCOUNT EXPENSES
           (as a percentage of average daily net assets of the variable accounts):

MORTALITY AND EXPENSE RISK FEE 1%

           COMBINATION RETIREMENT ANNUITY
           ANNUAL CONTRACT OWNERS EXPENSES:

                            SURRENDER CHARGE*
                            (contingent deferred sales charge as a
                            percentage of amount surrendered)
                                         Surrender
                                        charge as a
                                       percentage of
                            Contract       amount
                              year      surrendered
                            ---------  --------------
                              1 - 5            7%
                                6              6
                                7              5
                                8              4
                                9              3
                               10              2
                               11              1
                             12 and
                              later            0
                            CONTRACT ADMINISTRATIVE CHARGE $30

           ANNUAL VARIABLE ACCOUNT EXPENSES
           (as a percentage of average daily net assets of the variable accounts):

MORTALITY AND EXPENSE RISK FEE 1%

           COMBINATION RETIREMENT ANNUITY SELECT
           (UNIVERSITY OF WISCONSIN TSA PLAN)
           ANNUAL CONTRACT OWNER EXPENSES:

                            SURRENDER CHARGE*
                            (contingent deferred sales charge as a
                            percentage of
                            amount surrendered)
                                         Surrender
                                        charge as a
                                       percentage of
                            Contract       amount
                              year      surrendered
                            ---------  --------------
                               1-3             7%
                                4              6
                                5              5
                                6              4
                                7              3
                                8              2
                              9 and
                              later            0
                            CONTRACT ADMINISTRATIVE CHARGE $30

           ANNUAL VARIABLE ACCOUNT EXPENSES
           (as a percentage of average daily net assets of the variable accounts):

MORTALITY AND EXPENSE RISK FEE 1%

           COMBINATION RETIREMENT ANNUITY
           (AMERICAN EXPRESS RETIREMENT SERVICES)
           ANNUAL CONTRACT OWNER EXPENSES:

                            SURRENDER CHARGE*
                            (contingent deferred sales charge as a
                            percentage of amount surrendered)
                                         Surrender
                                        charge as a
                                       percentage of
                            Contract       amount
                              year      surrendered
                            ---------  --------------
                                1              6%
                                2              6
                                3              5
                                4              4
                                5              3
                                6              2
                                7              1
                              8 and
                              later            0
                            CONTRACT ADMINISTRATIVE CHARGE $30

           ANNUAL VARIABLE ACCOUNT EXPENSES
           (as a percentage of average daily net assets of the variable accounts):

                         MORTALITY AND EXPENSE RISK FEE 1%

 * The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

                        EXPENSE SUMMARY

                                                        ANNUAL OPERATING EXPENSES OF THE FUNDS
                                                    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
                            IDS LIFE    IDS LIFE   IDS LIFE    IDS LIFE    IDS LIFE      IDS LIFE        IDS
                           AGGRESSIVE   CAPITAL     GLOBAL      GROWTH      INCOME     INTERNATIONAL    LIFE      IDS LIFE
                             GROWTH     RESOURCE    YIELD     DIMENSIONS   ADVANTAGE      EQUITY       MANAGED   MONEYSHARE

 Management fees               .59%        .59%       .83%        .61%         .62%          .83%         .59%       .50%

 Other expenses                .09         .07        .13         .06          .09           .15          .04        .06

 Total(1)                      .68%        .66%       .96%        .67%         .71%          .98%         .63%       .56%


                           IDS LIFE
                           SPECIAL
                            INCOME
 Management fees              .60%
 Other expenses               .07
 Total(1)                     .67%

 (1) Annualized operating expenses of underlying funds at Dec. 31, 1998

                                            EXAMPLE FOR THE VARIABLE RETIREMENT ANNUITY:*
                  IDS LIFE   IDS LIFE  IDS LIFE   IDS LIFE   IDS LIFE     IDS LIFE                           IDS LIFE
                 AGGRESSIVE  CAPITAL    GLOBAL     GROWTH     INCOME    INTERNATIONAL  IDS LIFE   IDS LIFE   SPECIAL
                   GROWTH    RESOURCE   YIELD    DIMENSIONS  ADVANTAGE     EQUITY      MANAGED   MONEYSHARE   INCOME

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year          $   89.85   $ 89.66   $ 92.52   $   89.75   $  90.13   $     92.71    $ 89.37   $  88.70    $ 89.75

 3 Years            109.49    108.90    117.74      109.19     110.37        118.33     108.01     105.93     109.19

 5 Years            128.97    127.95    143.17      128.46     130.50        144.18     126.42     122.83     128.46

 10 Years           203.78    201.60    233.94      202.69     207.05        236.06     198.31     190.60     202.69
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year          $   17.58   $ 17.37   $ 20.45   $   17.48   $  17.89   $     20.65    $ 17.07   $  16.35    $ 17.48

 3 Years             54.46     53.84     63.18       54.15      55.40         63.80      52.90      50.72      54.15

 5 Years             93.78     92.73    108.47       93.25      95.36        109.51      91.14      87.43      93.25

 10 Years           203.78    201.60    233.94      202.69     207.05        236.06     198.31     190.60     202.69

* In this example, the $20 contract administrative charge is approximated as a 0.085% charge based on our average contract size.

 Premium taxes imposed by some state and local governments are not reflected in this table.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                          EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY:**
                  IDS LIFE   IDS LIFE  IDS LIFE   IDS LIFE   IDS LIFE     IDS LIFE                           IDS LIFE
                 AGGRESSIVE  CAPITAL    GLOBAL     GROWTH     INCOME    INTERNATIONAL  IDS LIFE   IDS LIFE   SPECIAL
                   GROWTH    RESOURCE   YIELD    DIMENSIONS  ADVANTAGE     EQUITY      MANAGED   MONEYSHARE   INCOME

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:
 1 Year          $   90.32   $ 90.13   $ 92.99   $   90.23   $  90.61   $     93.18    $ 89.85   $  89.18    $ 90.23
 3 Years            132.94    132.36    141.00      132.65     133.81        141.58     131.50     129.47     132.65
 5 Years            178.32    177.35    191.84      177.83     179.78        192.80     175.89     172.48     177.83
 10 Years           236.61    234.49    265.86      235.55     239.78        267.92     231.30     223.82     235.55
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:
 1 Year          $   18.09   $ 17.89   $ 20.96   $   17.99   $  18.40   $     21.17    $ 17.58   $  16.86    $ 17.99
 3 Years             56.02     55.40     64.73       55.71      56.96         65.35      54.46      52.28      55.71
 5 Years             96.42     95.36    111.07       95.89      97.99        112.11      93.78      90.08      95.89
 10 Years           209.23    207.05    239.24      208.14     212.48        241.35     203.78     196.11     208.14

 ** In this example, the $30 contract administrative charge is approximated as a 0.085% charge based on our average contract size.

 Premium taxes imposed by some state and local governments are not reflected in this table.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                        EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY SELECT
                                                (UNIVERSITY OF WISCONSIN TSA PLAN):***
                  IDS LIFE   IDS LIFE  IDS LIFE   IDS LIFE   IDS LIFE     IDS LIFE                           IDS LIFE
                 AGGRESSIVE  CAPITAL    GLOBAL     GROWTH     INCOME    INTERNATIONAL  IDS LIFE   IDS LIFE   SPECIAL
                   GROWTH    RESOURCE   YIELD    DIMENSIONS  ADVANTAGE     EQUITY      MANAGED   MONEYSHARE   INCOME

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:
 1 Year          $   90.32   $ 90.13   $ 92.99   $   90.23   $  90.61   $     93.18    $ 89.85   $  89.18    $ 90.23
 3 Years            132.94    132.36    141.00      132.65     133.81        141.58     131.50     129.47     132.65
 5 Years            154.92    153.92    168.77      154.42     156.41        169.75     152.43     148.93     154.42
 10 Years           209.23    207.05    239.24      208.14     212.48        241.35     203.78     196.11     208.14
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:
 1 Year          $   18.09   $ 17.89   $ 20.96   $   17.99   $  18.40   $     21.17    $ 17.58   $  16.86    $ 17.99
 3 Years             56.02     55.40     64.73       55.71      56.96         65.35      54.46      52.28      55.71
 5 Years             96.42     95.36    111.07       95.89      97.99        112.11      93.78      90.08      95.89
 10 Years           209.23    207.05    239.24      208.14     212.48        241.35     203.78     196.11     208.14

*** In this example, the $30 contract administrative charge is approximated as a 0.085% charge based on our average contract size.

 Premium taxes imposed by some state and local governments are not reflected in this table.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                         EXPENSE SUMMARY

                                            EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY
                                              (AMERICAN EXPRESS RETIREMENT SERVICE):****
                  IDS LIFE   IDS LIFE  IDS LIFE   IDS LIFE   IDS LIFE     IDS LIFE                           IDS LIFE
                 AGGRESSIVE  CAPITAL    GLOBAL     GROWTH     INCOME    INTERNATIONAL  IDS LIFE   IDS LIFE   SPECIAL
                   GROWTH    RESOURCE   YIELD    DIMENSIONS  ADVANTAGE     EQUITY      MANAGED   MONEYSHARE   INCOME

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year          $   80.01   $ 79.81   $ 82.70   $   79.91   $  80.29   $     82.90    $ 79.52   $  78.85    $ 79.91

 3 Years            110.96    110.37    119.21      110.67     111.85        119.80     109.49     107.42     110.67

 5 Years            131.52    130.50    145.69      131.01     133.04        146.69     128.97     125.39     131.01

 10 Years           209.23    207.05    239.24      208.14     212.48        241.35     203.78     196.11     208.14
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year          $   18.09   $ 17.89   $ 20.96   $   17.99   $  18.40   $     21.17    $ 17.58   $  16.86    $ 17.99

 3 Years             56.02     55.40     64.73       55.71      56.96         65.35      54.46      52.28      55.71

 5 Years             96.42     95.36    111.07       95.89      97.99        112.11      93.78      90.08      95.89

 10 Years           209.23    207.05    239.24      208.14     212.48        241.35     203.78     196.11     208.14

**** In this example, the $30 contract administrative charge is approximated as a 0.122% charge based on our average contract size.

Premium taxes imposed by some state and local governments are not reflected in this table.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

----------------------------------
                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)
The following tables give per-unit information about the financial history each account.

                                                         YEAR ENDED DEC. 31,
                         1998         1997        1996        1995       1994      1993      1992      1991      1990      1989

                     ACCOUNT JZ(1) (INVESTING IN SHARES OF IDS LIFE AGGRESSIVE GROWTH FUND)

 Accumulation unit          $1.88       $1.68       $1.46       $1.12     $1.21     $1.08     $1.00        --        --        --
 value at beginning
 of period

 Accumulation unit          $1.91       $1.88       $1.68       $1.46     $1.12     $1.21     $1.08        --        --        --
 value
 at end of period

 Number of              1,087,314   1,168,829   1,172,793   1,007,976   780,423   347,336   115,574        --        --        --
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%        --        --        --
 expense to average
 net assets

                     ACCOUNT F (INVESTING IN SHARES OF IDS LIFE CAPITAL RESOURCE FUND)

 Accumulation unit          $8.21       $6.67       $6.25       $4.94     $4.93     $4.82     $4.67     $3.22     $3.23     $2.57
 value at beginning
 of period

 Accumulation unit         $10.09       $8.21       $6.67       $6.25     $4.94     $4.93     $4.82     $4.67     $3.22     $3.23
 value
 at end of period

 Number of                507,310     556,866     628,555     641,903   576,724   488,632   402,977   309,984   242,767   204,645
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
 expense to average
 net assets

                     ACCOUNT KZ(2) (INVESTING IN SHARES OF IDS LIFE GLOBAL YIELD FUND)

 Accumulation unit          $1.10       $1.07       $1.00          --        --        --        --        --        --        --
 value at beginning
 of period

 Accumulation unit          $1.18       $1.10       $1.07          --        --        --        --        --        --        --
 value
 at end of period

 Number of                 78,150      65,609      24,878          --        --        --        --        --        --        --
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%          --        --        --        --        --        --        --
 expense to average
 net assets

                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)

                                                         YEAR ENDED DEC. 31,
                         1998         1997        1996        1995       1994      1993      1992      1991      1990      1989

                     ACCOUNT MZ(2) (INVESTING IN SHARES OF IDS LIFE GROWTH DIMENSIONS FUND)

 Accumulation unit          $1.37       $1.11       $1.00          --        --        --        --        --        --        --
 value at beginning
 of period

 Accumulation unit          $1.74       $1.37       $1.11          --        --        --        --        --        --        --
 value
 at end of period

 Number of              1,001,826     831,259     350,598          --        --        --        --        --        --        --
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%          --        --        --        --        --        --        --
 expense to average
 net assets

                     ACCOUNT LZ(2) (INVESTING IN SHARES OF IDS LIFE INCOME ADVANTAGE FUND)

 Accumulation unit          $1.18       $1.05       $1.00          --        --        --        --        --        --        --
 value at beginning
 of period

 Accumulation unit          $1.12       $1.18       $1.05          --        --        --        --        --        --        --
 value
 at end of period

 Number of                228,165     175,024      59,939          --        --        --        --        --        --        --
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%          --        --        --        --        --        --        --
 expense to average
 net assets

                     ACCOUNT IZ(1) (INVESTING IN SHARES OF IDS LIFE INTERNATIONAL EQUITY FUND)

 Accumulation unit          $1.52       $1.49       $1.38       $1.25     $1.29     $0.98     $1.00        --        --        --
 value at beginning
 of period

 Accumulation unit          $1.74       $1.52       $1.49       $1.38     $1.25     $1.29     $0.98        --        --        --
 value
 at end of period

 Number of              1,042,405   1,168,353   1,220,486   1,088,874   913,364   405,536    69,874        --        --        --
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%        --        --        --
 expense to average
 net assets

                                                          YEAR ENDED DEC. 31,
                         1998         1997        1996        1995        1994       1993      1992      1991      1990      1989

                     ACCOUNT N (INVESTING IN SHARES OF IDS LIFE MANAGED FUND)

 Accumulation unit          $3.51       $2.97       $2.56       $2.09       $2.21     $1.98     $1.86     $1.45     $1.42     $1.14
 value at beginning
 of period

 Accumulation unit          $4.03       $3.51       $2.97       $2.56       $2.09     $2.21     $1.98     $1.86     $1.45     $1.42
 value
 at end of period

 Number of              1,100,357   1,178,735   1,197,162   1,212,021   1,127,834   910,254   650,797   496,554   400,961   331,315
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
 expense to average
 net assets

                     ACCOUNT H (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND)

 Accumulation unit          $2.46       $2.36       $2.27       $2.18       $2.12     $2.09     $2.04     $1.95     $1.82     $1.69
 value at beginning
 of period

 Accumulation unit          $2.56       $2.46       $2.36       $2.27       $2.18     $2.12     $2.09     $2.04     $1.95     $1.82
 value
 at end of period

 Number of                 98,897      87,255      89,644     102,568      84,475    74,935   102,277   126,489   139,005   108,690
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
 expense to average
 net assets

 Simple yield(3)            3.72%       4.16%       3.85%       4.11%       4.41%     1.91%     1.79%     3.26%     6.25%     6.81%

 Compound yield(3)          3.79%       4.24%       3.93%       4.20%       4.51%     1.93%     1.80%     3.31%     6.44%     7.04%

                     ACCOUNT G (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME FUND)

 Accumulation unit          $5.25       $4.86       $4.59       $3.80       $3.99     $3.48     $3.21     $2.76     $2.67     $2.48
 value at beginning
 of period

 Accumulation unit          $5.27       $5.25       $4.86       $4.59       $3.80     $3.99     $3.48     $3.21     $2.76     $2.67
 value
 at end of period

 Number of                287,881     316,789     362,167     393,697     361,640   405,429   330,000   270,858   236,926   222,248
 accumulation
 units outstanding
 at end
 of period (000
 omitted)

 Ratio of operating         1.00%       1.00%       1.00%       1.00%       1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
 expense to average
 net assets

(1)  Accounts IZ and JZ commenced operations on Jan. 13, 1992.
(2)  Accounts KZ, LZ and MZ commenced operations on April 30, 1996.
(3) Net of annual contract administrative charge and mortality and expense risk fee.

----------------------------------
                         FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

  PERFORMANCE INFORMATION
--------------------------------------------------------

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-the contract administrative charge,

-mortality and expense risk fee, and

-surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact your financial advisor.

----------------------------------
                         THE VARIABLE ACCOUNTS

You may allocate payments to any or all the variable accounts that invest in shares of the following funds:

                                          IDS LIFE ACCOUNT        ESTABLISHED
 IDS Life Aggressive Growth Fund                 JZ                 Sept. 20, 1991
 IDS Life Capital Resource Fund                   F                   May 13, 1981
 IDS Life Global Yield Fund                      KZ                  April 2, 1996
 IDS Life Growth Dimensions Fund                 MZ                  April 2, 1996
 IDS Life Income Advantage Fund                  LZ                  April 2, 1996
 IDS Life International Equity Fund              IZ                 Sept. 20, 1991
 IDS Life Managed Fund                            N                 April 17, 1985
 IDS Life Moneyshare Fund                         H                   May 13, 1981
 IDS Life Special Income Fund                     G                   May 13, 1981

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the contract owner would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

----------------------------------
                         THE FUNDS

IDS LIFE AGGRESSIVE GROWTH FUND

Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND

Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE GLOBAL YIELD FUND

Objective: high total return through income and growth of capital. Invests primarily in debt securities of U.S. and foreign issuers.

IDS LIFE GROWTH DIMENSIONS FUND

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS LIFE INCOME ADVANTAGE FUND

Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

IDS LIFE INTERNATIONAL EQUITY FUND

Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND

Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND

Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

The investment objectives and policies of some of the funds are similar to the investment objectives

                         THE FUNDS

and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

IDS Life is the investment manager and AEFC is the investment advisor for each of the funds. American Express Asset Management International Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. The investment manager and advisor cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectus for facts you should know before investing. This prospectus is available by contacting us at the address or telephone number on page 1 of this prospectus, or from your financial advisor.

----------------------------------
                         THE FIXED ACCOUNT
                         FOR THE COMBINATION RETIREMENT ANNUITY CONTRACTS ONLY.

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

----------------------------------
                         BUYING YOUR CONTRACT

Your financial advisor will help you prepare and submit your CRA application (VRA is no longer being sold) and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

-the accounts in which you want to invest;

-how you want to make purchase payments;

-an annual purchase payment amount;

-the date you want to start receiving annuity payouts (the retirement date); and

-a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the accounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-no earlier than the 60th day after the contract's effective date; and

-no later than the annuitant's 85th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-on or after the date the annuitant reaches age 59 1/2; and

-for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or;

-for all other qualified annuities by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "Special surrender provisions".)

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS

FOR THE VARIABLE RETIREMENT ANNUITY
This is a single premium contract. Additional payments cannot be made. This annuity is no longer being sold.

FOR THE COMBINATION RETIREMENT ANNUITY
IF INSTALLMENT PURCHASE PAYMENTS:

-Minimum installment purchase payments: $50 monthly; $23.08 biweekly (scheduled payment plan billing)

Installments must total $600 in the first year.*

* If you do not make any purchase payments for 24 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

                         BUYING YOUR CONTRACT

MAXIMUM PURCHASE PAYMENTS**:
Nonqualified:
  first year: $25,000
  subsequent years: $50,000 excluding rollovers

Qualified:
  two times initial gross premium
  (subject to any IRS limits)

Participants in the Combination Retirement Annuity-Select (University of Wisconsin TSA Plan) may buy the Combination Retirement Annuity with installment payments of $200 to $25,000 annually.

 **These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

                         HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------
                Send your check along with your name and
1               contract number to:
BY LETTER
                REGULAR MAIL:
                IDS Life Insurance Company
                Box 74
                Minneapolis, MN 55440-0074
                EXPRESS MAIL:
                IDS Life Insurance Company
                733 Marquette Avenue
                Minneapolis, MN 55402
--------------------------------------------------------------
                Your financial advisor can help you set up:
2              - an automatic payroll deduction, salary
BY SCHEDULED    reduction or other group billing arrangement; or
PAYMENT PLAN   - a bank authorization.
FOR CRA

----------------------------------
                         CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $20 annually from each VRA contract or $30 annually from each CRA contract. We deduct this charge on each anniversary date from the contract value at the end of each contract year. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the charge at the time of surrender. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

This fee is to cover the mortality risk and expense risk. We charge this fee daily to your variable accounts. The unit values of your accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the CRA's fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

-first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

-then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract, you may be subject to a surrender charge as follows:

VARIABLE RETIREMENT ANNUITY - A surrender charge applies if you make a surrender in the first seven contract years.

              Surrender charge
                     as
               a percentage of
  Contract         amount
    year         surrendered
------------  -----------------
     1               7%
     2                6
     3                5
     4                4
     5                3
     6                2
     7                1
  After 7
   years              0

The surrender charge is further limited so it will never exceed 8.5% of aggregate purchase payments made to the contract. After the first contract year, you may surrender 10% of your purchase payment each year without any surrender charge.

COMBINATION RETIREMENT ANNUITY - A surrender charge applies if you surrender all or part of your annuity's value in the first 11 contract years.

              Surrender charge
                     as
               a percentage of
  Contract         amount
    year         surrendered
------------  -----------------
    1-5              7%
     6                6
     7                5
     8                4
     9                3
     10               2
     11               1
  After 11
   years              0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

                         CHARGES

COMBINATION RETIREMENT ANNUITY SELECT (UNIVERSITY OF WISCONSIN TSA PARTICIPANTS
ONLY) - A surrender charge applies if you surrender all or part of your annuity's value in the first eight contract years.

             Surrender charge
                    as
              a percentage of
 Contract         amount
   year         surrendered
-----------  -----------------
    1-3             7%
     4               6
     5               5
     6               4
     7               3
     8               2
  After 8
   years             0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

COMBINATION RETIREMENT ANNUITY (CONVERSION FROM AMERICAN EXPRESS RETIREMENT SERVICES, OR OTHER IDS LIFE RETIREMENT ANNUITY UNDER WHICH CONVERSION IS AVAILABLE) - A surrender charge applies if you surrender all or part of your annuity's value in the first seven contract years.

             Surrender charge
                    as
              a percentage of
 Contract         amount
   year         surrendered
-----------  -----------------
     1              6%
     2               6
     3               5
     4               4
     5               3
     6               2
     7               1
  After 7
   years             0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

EXAMPLE OF SURRENDER CHARGE:
You request a $1,000 partial surrender, and the surrender charge is 5%:

    1,000 partial surrender = $1,052.63
-------------------
               .95

Total amount surrendered.........  $1,052.63
                                X       0.05
                                   ---------
Total surrender charge...........  $   52.63

We will not increase the surrender charges during the term of the contract.

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases (for example, an employer making the annuity available to employees) we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before we allocate them. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

----------------------------------
                         VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT: We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

-the sum of your purchase payments and transfer amounts allocated to the fixed account;

-plus interest credited;

-minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-minus any prorated contract administrative charge.

VARIABLE ACCOUNTS: We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular account, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

-adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-dividing that sum by the previous adjusted net asset value per share; and

-subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-additional purchase payments you allocate to the variable accounts;

-transfers into or out of the variable accounts;

-partial surrenders;

-surrender charges; and/or

-prorated portions of the contract
administrative charge.

Accumulation unit values will fluctuate due to:

-changes in funds' net asset value;

-dividends distributed to the variable accounts;

-capital gains or losses of funds;

-fund operating expenses; and/or

-mortality and expense risk fees.

----------------------------------
                         MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


        AMOUNT     ACCUMULATION       NUMBER OF
MONTH  INVESTED     UNIT VALUE     UNITS PURCHASED

 Jan      $100          $20              5.00

 Feb       100           18              5.56

 Mar       100           17              5.88

 Apr       100           15              6.67

 May       100           16              6.25

 Jun       100           18              5.56

 Jul       100           17              5.88

 Aug       100           19              5.26

 Sept      100           21              4.76

 Oct       100           20              5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

By investing an
equal number of
dollars each month...

you automatically ->
buy more units when
the per unit market
price is low...

and fewer units ->
when the per unit
market price is high.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one account, including CRA's fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving CRA's fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

You may transfer contract values between the variable accounts for VRA or CRA, or from the variable accounts to the fixed account for CRA at any time.

FOR THE COMBINATION RETIREMENT ANNUITY

-If you made a transfer from CRA's fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

-You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

-If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

-If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

-We will not accept requests for transfers from the fixed account at any other time.

-Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

                         MAKING THE MOST OF YOUR CONTRACT

                         HOW TO REQUEST A TRANSFER OR SURRENDER

-------------------------------------------------------------
                  Send your name, contract number, Social
1                 Security number or Taxpayer Identification
BY LETTER         number and signed request for a transfer or
                  surrender to:

                  REGULAR MAIL:
                  IDS Life Insurance Company
                  IDS Tower 10
                  Minneapolis, MN 55440-0010
                  EXPRESS MAIL:
                  IDS Life Insurance Company
                  733 Marquette Avenue
                  Minneapolis, MN 55402

                  MINIMUM AMOUNT
                  Transfers:          $250 or entire account
                                      balance
                  Surrenders:         none

                  MAXIMUM AMOUNT
                  Transfers or        Contract value
                  surrenders:
-------------------------------------------------------------
                  Your financial advisor can help you set up
2                 automated transfers among your variable
BY AUTOMATED      accounts or fixed account or partial surrenders
TRANSFERS AND     from the accounts.
AUTOMATED         You can start or stop this service by written
PARTIAL           request or other method acceptable to us. You
SURRENDERS        must allow 30 days for us to change any
                  instructions that are currently in place.

-Automated transfers from CRA's fixed account to the variable accounts may not exceed an amount that, if continued, would deplete CRA's fixed account within 12 months.

-Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

-You may not make additional purchase payments if automated partial surrenders are in effect.

-Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:      $50

-------------------------------------------------------------
                  Call between 7 a.m. and 6 p.m. Central time:
3
BY PHONE
                  1-800-437-0602 (toll free)

                  TTY service for the hearing impaired:
                  1-800-285-8846 (toll free)

                  MINIMUM AMOUNT
                  Transfers:          $250 or entire account
                                      balance
                  Surrenders:         $100

                  MAXIMUM AMOUNT
                  Transfers:          Contract value
                  Surrenders:         $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will NOT be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

----------------------------------
                         SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. For total surrenders we may ask you to return the contract. You may have to pay surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total certificate value, unless requested otherwise.

RECEIVING PAYMENT

By regular or express mail:

-payable to you;

-mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-request that payment be wired to your bank;

-bank account must be in the same ownership as your contract; and

-pre-authorization required.

For instructions, contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the surrender amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.

----------------------------------
                         TSA SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

-Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

-- you are at least age 59 1/2;

-- you are disabled as defined in the Code;

-- you separated from the service of the employer who purchased the contract; or

-- the distribution is because of your death.

-If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

-Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

-The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

-The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

-If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

                         TSA SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM: You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-surrender all or part of your contract at any time; and

-move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

----------------------------------
                         CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

----------------------------------
                         BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-the contract value; or

-purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value. If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

-the beneficiary asks us in writing within 60 days after we receive proof of death; and

-payouts begin no later than one year after your death, or other date as permitted by the Code; and

-the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities (see "Taxes").

----------------------------------
                         THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. Amounts of fixed and variable payouts depend on:

-the annuity payout plan you select;

-the annuitant's age and, in most cases, sex;

-the annuity table in the contract; and

-the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

-PLAN A -- LIFE ANNUITY - NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

-PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

-PLAN C -- LIFE ANNUITY - INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at

                         THE ANNUITY PAYOUT PERIOD

 least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

-PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-over the life of the annuitant;

-over the joint lives of the annuitant and a designated beneficiary;

-for a period not exceeding the life expectancy of the annuitant; or

-for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

----------------------------------
                         TAXES

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax-free if you meet certain distribution requirements.

QUALIFIED ANNUITIES: we designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except Roth
IRAs) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

-because of your death;

-because you become disabled (as defined in the Code);

-if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding

                         TAXES

against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, SIMPLE IRA or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

-instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

-the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

----------------------------------
                         VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-the reserve held in each account for your contract, divided by

-the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

----------------------------------
                         ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 180 offices and 9,200 advisors.

IDS Life pays total commissions of up to 7% of the total purchase payments it receives on the contracts. We pay a portion of this total commission to district managers and field vice presidents of the selling representatives.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers, in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart

                         ABOUT THE SERVICE PROVIDERS

vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoreson vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centriuon Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life and AEFC and its parent believe they have meritorious defenses to the claims raised in the lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuits and others filed against IDS Life should not have a material adverse effect on IDS Life's consolidated financial position.

----------------------------------
                         YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable accounts. IDS Life and the variable accounts have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable accounts' operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

                        TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

    Performance Information......................     3

    Calculating Annuity Payouts..................     5

    Rating Agencies..............................     7

    Principal Underwriter........................     7

    Independent Auditors.........................     7

    Financial Statements

------------------------------------------
Please check the box to receive a copy of the Statement of Additional
Information:

/ / IDS Life Variable Retirement and Combination Retirement Annuities

/ / IDS Life Retirement Annuity Mutual Funds

Please return this request to:

IDS LIFE INSURANCE COMPANY
IDS TOWER 10
MINNEAPOLIS, MN 55440-0010

Your name ______________________________________________________________________

Address ________________________________________________________________________

City ______________________________________________ State _________ Zip ________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

            VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

               IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ and MZ

                                 April 30, 1999

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are separate accounts established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-437-0602

IDS Life Variable Retirement and Combination Retirement Annuities


                                TABLE OF CONTENTS

Performance Information.............................................p.3

Calculating Annuity Payouts.........................................p.5

Rating Agencies.....................................................p.7

Principal Underwriter...............................................p.7

Independent Auditors................................................p.7

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable accounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 1998

Variable Account     Investing in:                      1 Year         5 Years        10 Years         Since
                     -------------------------------                                                 Inception

                     IDS Life
--------------------
  JZ                   Aggressive Growth Fund             -5.59%        7.89%              --            8.73%
                       (1/92)*
--------------------
  F                    Capital Resource Fund (10/81)      14.19        13.67            14.38             --
--------------------
  KZ                   Global Yield Fund (4/96)           -0.60          --                --            3.43
--------------------
  MZ                   Growth Dimensions Fund (4/96)      18.35          --                --           19.67
--------------------
  LZ                   Income Advantage Fund (4/96)      -12.06          --                --            1.31
--------------------
  IZ                   International Equity Fund           6.56         4.69               --            7.32
                       (1/92)
--------------------
  N                    Managed Fund (4/86)                 6.53        11.11            13.16             --
--------------------
  H                    Moneyshare Fund (10/81)            -3.27         2.31            4.00              --
--------------------
  G                    Special Income Fund (10/81)        -6.61         4.05            7.55              --

*    (Commencement dates of the Funds)

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 1998

Variable Account   Investing in:                       1 Year          5 Years        10 Years      Since Inception
                   -------------------------------

                   IDS Life
------------------
  JZ                 Aggressive Growth Fund              1.52%          9.47%             --              9.70%
                     (1/92)*
------------------
  F                  Capital Resource Fund (10/81)      22.78          15.34            14.62              --
------------------
  KZ                 Global Yield Fund (4/96)            6.89            --               --              6.28
------------------
  MZ                 Growth Dimensions Fund (4/96)      27.26            --               --             22.96
------------------
  LZ                 Income Advantage Fund (4/96)       -5.44            --               --              4.10
------------------
  IZ                 International Equity Fund          14.58           6.22              --              8.27
                     (1/92)
------------------
  N                  Managed Fund (4/86)                14.55          12.73            13.38              --
------------------
  H                  Moneyshare Fund (10/81)             4.01           3.81             4.21              --
------------------
  G                  Special Income Fund (10/81)         0.42           5.57             7.77              --

*    (Commencement dates of the Funds)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute aggregate total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

The SEC requires that we assume that you surrender the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the variable account). In addition, we may show performance figures without the deduction of a surrender charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Variable Accounts Investing in Money Market Fund

Annualized Simple Yield:

For the variable account investing in the money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the variable account expenses accrued over the period;
         (c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The variable account's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or
o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 1998

    Variable Account       Investing In:                        Simple Yield                   Compound Yield
            H               IDS Life Moneyshare Fund                  3.72%                            3.79%


You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Variable Accounts Investing in Income Funds

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

     Variable Account       Investing in:                             Yield
            KZ              IDS Life Global Yield Fund                 5.38%
            LZ              IDS Life Income Advantage Fund             9.54
            G               IDS Life Special Income Fund               7.24

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Accounts

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor my be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last three years aggregated total $17,936,810, $14,502,145, and $11,956,753, respectively.

Commissions we paid for the last three years aggregated total $17,634,855, $17,883,488, and $17,247,007, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G as of December 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G at December 31, 1998, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G

Statements of Net Assets                                                                                         Dec. 31,1998

                                                                        Segregated Asset Account

Assets                                          JZ              F              KZ                 MZ                 LZ
Investments in shares of mutual funds:
    at cost                               $1,788,197,221 $3,684,935,824    $89,724,605     $1,216,218,017        $291,192,101
                                          -------------- --------------    -----------     --------------        ------------
    at market value                       $2,082,781,066 $5,131,361,606    $92,406,970     $1,749,002,038        $255,849,036
Dividends receivable                                   -              -        421,690                  -           2,042,371
Accounts receivable from IDS Life
for contract purchase payments                 2,245,222        323,481         48,064            767,173               8,521
Receivable from mutual funds
for share redemptions                              5,982      6,927,810            468            719,242              77,256
                                                   -----      ---------            ---            -------              ------
Total assets                               2,085,032,270  5,138,612,897     92,877,192      1,750,488,453         257,977,184
                                           =============  =============     ==========      =============         ===========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                 1,776,939      4,382,459         78,332          1,477,882             216,846
Contract terminations                              5,982      2,868,832            468              8,534              77,256
Payable to mutual funds
for investments purchased                        460,659              -        391,422                  -           1,834,046
                                                 -------      ---------        -------          ---------           ---------
Total liabilities                              2,243,580      7,251,291        470,222          1,486,416           2,128,148
                                               ---------      ---------        -------          ---------           ---------
Net assets applicable to
contracts in
accumulation period                        2,077,993,544  5,116,939,216     92,156,974      1,742,693,302         254,604,759
Net assets applicable
to contracts in
payment period                                 4,795,146     14,422,390        249,996          6,308,735           1,244,277
                                               ---------     ----------        -------          ---------           ---------
Total net assets                          $2,082,788,690 $5,131,361,606    $92,406,970     $1,749,002,037        $255,849,036
                                          ============== ==============    ===========     ==============        ============
Accumulation units outstanding             1,087,313,726    507,310,351     78,149,847      1,001,825,924         228,164,851
                                           =============    ===========     ==========      =============         ===========
Net asset value per accumulation unit             $ 1.91        $ 10.09         $ 1.18             $ 1.74              $ 1.12
                                                  ======        =======         ======             ======              ======


                                                                                                                     Combined
                                                                                                                     Variable
Assets                                            IZ             N               H                 G                 Accounts
Investments in shares of mutual funds:
    at cost                               $1,458,478,934 $3,425,224,387   $252,973,354     $1,565,710,281     $13,772,654,724
                                          -------------- --------------   ------------     --------------     ---------------
    at market value                       $1,821,953,414 $4,446,937,115   $252,973,751     $1,523,631,898     $17,356,896,894
Dividends receivable                                   -              -      1,014,866          9,368,649          12,847,576
Accounts receivable from IDS Life
for contract purchase payments                   124,319        254,451         45,301             74,156           3,890,688
Receivable from mutual funds
for share redemptions                          2,401,429      6,179,886      3,002,032            673,389          19,987,494
                                               ---------      ---------      ---------            -------          ----------
Total assets                               1,824,479,162  4,453,371,452    257,035,950      1,533,748,092      17,393,622,652
                                           =============  =============    ===========      =============      ==============

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                 1,557,290      3,793,373        213,187          1,299,951          14,796,259
Contract terminations                            968,459      2,640,964      3,002,032            673,389          10,245,916
Payable to mutual funds
for investments purchased                              -              -         33,728          8,142,881          10,862,736
                                               ---------      ---------         ------          ---------          ----------
Total liabilities                              2,525,749      6,434,337      3,248,947         10,116,221          35,904,911
                                               ---------      ---------      ---------         ----------          ----------
Net assets applicable
to contracts in
accumulation period                        1,818,239,593  4,430,951,683    253,582,292      1,518,130,705      17,305,292,068
Net assets applicable
to contracts in
payment period                                 3,713,820     15,985,432        204,711          5,501,166          52,425,673
                                               ---------     ----------        -------          ---------          ----------
Total net assets                          $1,821,953,413 $4,446,937,115   $253,787,003     $1,523,631,871     $17,357,717,741
                                          ============== ==============   ============     ==============     ===============
Accumulation units outstanding             1,042,405,301  1,100,356,781     98,897,110        287,880,919
                                           =============  =============     ==========        ===========
Net asset value per accumulation unit             $ 1.74         $ 4.03         $ 2.56             $ 5.27
                                                  ======         ======         ======             ======
See accompanying notes to financial statements.




IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G

Statements of Operations                                                                                 Year ended Dec. 31, 1998

                                                                               Segregated Asset Account

Investment income                                    JZ                   F               KZ              MZ              LZ
Dividend income from mutual funds               $134,146,265        $377,044,679      $4,596,451      $8,812,237      $26,973,910
Mortality and expense risk fee                    20,533,567          47,281,244         840,691      14,090,021        2,498,615
                                                  ----------          ----------         -------      ----------        ---------
Investment income (loss) - net                   113,612,698         329,763,435       3,755,760      (5,277,784)      24,475,295
                                                 -----------         -----------       ---------      ----------       ----------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                              199,174,546         473,839,958       2,488,079      13,841,654        5,279,074
Cost of investments sold                         165,668,256         355,015,396       2,461,107      11,756,388        5,772,621
                                                 -----------         -----------       ---------      ----------        ---------
Net realized gain (loss) on investment            33,506,290         118,824,562          26,972       2,085,266         (493,547)
Net change in unrealized appreciation or
depreciation of investments                     (116,897,748)        540,393,789       1,835,832     356,854,753      (40,099,627)
                                                ------------         -----------       ---------     -----------      -----------
Net gain (loss) on investments                   (83,391,458)        659,218,351       1,862,804     358,940,019      (40,593,174)
                                                 -----------         -----------       ---------     -----------      -----------
Net increase (decrease) in net assets
resulting from operations                        $30,221,240        $988,981,786      $5,618,564    $353,662,235     ($16,117,879)
                                                 ===========        ============      ==========    ============     ============


                                                                                                                        Combined
                                                                                                                        Variable
Investment income                                     IZ                  N                H              G             Accounts
Dividend income from mutual funds                $24,644,854        $492,538,113     $11,015,698    $119,862,975   $1,199,635,182
Mortality and expense risk fee                    18,854,430          42,828,816       2,206,125      16,034,502      165,168,011
                                                  ----------          ----------       ---------      ----------      -----------
Investment income (loss) - net                     5,790,424         449,709,297       8,809,573     103,828,473    1,034,467,171
                                                   ---------         -----------       ---------     -----------    -------------

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                              294,157,633         290,145,944     272,231,869     145,538,861    1,696,697,618
Cost of investments sold                         244,674,617         215,303,335     272,232,501     143,468,656    1,416,352,877
                                                 -----------         -----------     -----------     -----------    -------------
Net realized gain (loss) on investment            49,483,016          74,842,609            (632)      2,070,205      280,344,741
Net change in unrealized appreciation or
depreciation of investments                      195,486,480          60,772,481             191     (96,451,963)     901,894,188
                                                 -----------          ----------             ---     -----------      -----------
Net gain (loss) on investments                   244,969,496         135,615,090            (441)    (94,381,758)   1,182,238,929
                                                 -----------         -----------            ----     -----------    -------------
Net increase (decrease) in net assets
resulting from operations                       $250,759,920        $585,324,387      $8,809,132      $9,446,715   $2,216,706,100
                                                ============        ============      ==========      ==========   ==============

See accompanying notes to financial statements.


IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G

Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1998

                                                                         Segregated Asset Account

Operations                                       JZ                   F               KZ                 MZ                 LZ
Investment income (loss) - net              $113,612,698        $329,763,435      $3,755,760        $(5,277,784)        $24,475,295
Net realized gain (loss) on investmets        33,506,290         118,824,562          26,972          2,085,266            (493,547)
Net change in unrealized appreciation or
depreciation of investments                 (116,897,748)        540,393,789       1,835,832        356,854,753         (40,099,627)
                                            ------------         -----------       ---------        -----------         -----------
Net increase (decrease) in net assets
resulting from operations                     30,221,240         988,981,786       5,618,564        353,662,235         (16,117,879)
                                              ==========         ===========       =========        ===========         ===========

Contract transactions
Contract purchase payments                    65,985,738         105,479,671       2,038,404         64,342,063           8,136,532
Net transfers*                               (35,763,509)       (108,133,439)     19,960,605        314,642,480          79,088,999
Transfers for policy loans                     3,183,399           7,449,789          51,676          2,358,750             131,965
Annuity payments                                (400,799)         (1,252,612)        (17,032)          (436,312)            (92,089)
Contract charges                              (1,742,005)         (3,987,171)        (39,574)        (1,046,612)           (119,647)
Contract terminations:
Surrender benefits                          (172,177,805)       (412,678,091)     (7,210,042)      (116,815,110)        (20,503,088)
Death benefits                                (8,726,997)        (25,027,040)       (410,791)        (5,413,424)         (1,466,072)
                                              ----------         -----------        --------         ----------          ----------
Increase (decrease) from
contract transactions                       (149,641,978)       (438,148,893)     14,373,246        257,631,835          65,176,600
                                            ------------        ------------      ----------        -----------          ----------
Net assets at beginning of year            2,202,209,428       4,580,528,713      72,415,160      1,137,707,967         206,790,315
                                           -------------       -------------      ----------      -------------         -----------
Net assets at end of year                 $2,082,788,690      $5,131,361,606     $92,406,970     $1,749,002,037        $255,849,036
                                          ==============      ==============     ===========     ==============        ============

Accumulation unit activity
Units outstanding at beginning of year     1,168,829,188         556,866,324      65,608,959        831,259,213         175,023,644
Contracts purchase payments                   35,152,612          11,916,818       1,792,193         42,906,289           6,839,352
Net transfers*                               (20,661,784)        (12,362,984)     17,576,406        209,719,850          65,787,681
Transfers for policy loans                     1,704,172             843,187          45,365          1,565,644             111,933
Contract charges                                (937,617)           (453,322)        (33,633)          (701,700)            (99,946)
Contract terminations:
Surrender benefits                           (91,770,066)        (46,477,597)     (6,465,380)       (79,116,097)        (18,148,390)
Death benefits                                (5,002,779)         (3,022,075)       (374,063)        (3,807,275)         (1,349,423)
                                              ----------          ----------        --------         ----------          ----------
Units outstanding at end of year           1,087,313,726         507,310,351      78,149,847      1,001,825,924         228,164,851
                                           =============         ===========      ==========      =============         ===========

                                                                                                                           Combined
                                                                                                                           Variable
Operations                                        IZ                  N                H                 G                 Accounts
Investment income (loss) - net                $5,790,424        $449,709,297      $8,809,573       $103,828,473      $1,034,467,171
Net realized gain (loss) on investmets        49,483,016          74,842,609            (632)         2,070,205         280,344,741
Net change in unrealized appreciation or
depreciation of investments                  195,486,480          60,772,481             191        (96,451,963)        901,894,188
                                             -----------          ----------             ---        -----------         -----------
Net increase (decrease) in net assets
resulting from operations                    250,759,920         585,324,387       8,809,132          9,446,715       2,216,706,100
                                             ===========         ===========       =========          =========       =============

Contract transactions
Contract purchase payments                    53,287,596         102,722,742      17,799,064         38,193,749         457,985,559
Net transfers*                               (94,797,288)         (8,531,530)     65,210,894        (27,040,242)        204,636,970
Transfers for policy loans                     2,850,813           5,797,400         385,793          1,985,036          24,194,621
Annuity payments                                (322,447)         (1,407,902)        (22,173)          (514,367)         (4,465,733)
Contract charges                              (1,544,330)         (3,325,118)       (149,937)        (1,195,650)        (13,150,044)
Contract terminations:
Surrender benefits                          (158,297,324)       (355,471,928)    (51,592,016)      (148,764,277)     (1,443,509,681)
Death benefits                                (9,473,917)        (28,459,626)     (1,774,081)       (14,915,925)        (95,667,873)
                                              ----------         -----------      ----------        -----------         -----------
Increase (decrease) from
contract transactions                       (208,296,897)       (288,675,962)     29,857,544       (152,251,676)       (869,976,181)
                                            ------------        ------------      ----------       ------------        ------------
Net assets at beginning of year            1,779,490,390       4,150,288,690     215,120,327      1,666,436,832      16,010,987,822
                                           -------------       -------------     -----------      -------------      --------------
Net assets at end of year                 $1,821,953,413      $4,446,937,115    $253,787,003     $1,523,631,871     $17,357,717,741
                                          ==============      ==============    ============     ==============     ===============

Accumulation unit activity
Units outstanding at beginning of year     1,168,353,202       1,178,734,680      87,255,005        316,788,701
Contracts purchase payments                   31,638,503          27,547,912       7,095,301          7,194,454
Net transfers*                               (58,491,047)         (2,527,414)     25,681,176         (4,997,642)
Transfers for policy loans                     1,695,063           1,525,609         153,649            375,028
Contract charges                                (924,518)           (898,151)        (60,456)          (226,888)
Contract terminations:
Surrender benefits                           (93,910,984)        (95,728,467)    (20,439,462)       (28,247,658)
Death benefits                                (5,954,918)         (8,297,388)       (788,103)        (3,005,076)
                                              ----------          ----------        --------         ----------
Units outstanding at end of year           1,042,405,301       1,100,356,781      98,897,110        287,880,919
                                           =============       =============      ==========        ===========

*Includes transfer activity from (to) other accounts and transfers from (to) IDS
Life's fixed account. See accompanying notes to financial statements.



IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H, and G

Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1997

                                                                               Segregated Asset Account

Operations                                       JZ                   F                KZ                 MZ                 LZ
Investment income (loss) - net             $ 172,766,819        $ 81,933,825     $ 2,162,354         $ (1,098,484)      $11,346,551
Net realized gain (loss) on investments       25,391,697          69,777,113          26,603              105,557            23,200
Net change in unrealized appreciation or
depreciation of investments                   31,135,686         748,884,487          88,527          157,444,749         3,906,529
                                              ----------         -----------          ------          -----------         ---------
Net increase (decrease) in net
assets resulting
from operations                              229,294,202         900,595,425       2,277,484          156,451,822        15,276,280
                                             ===========         ===========       =========          ===========        ==========

Contract transactions
Contract purchase payments                    87,605,673         134,271,812       3,443,369           58,794,952        10,032,844
Net transfers*                                30,217,819        (330,558,730)     42,846,230          572,710,885       125,588,307
Transfers for policy loans                     2,700,859           6,741,393          43,334            1,398,475            80,094
Annuity payments                                (325,569)           (839,990)         (7,873)            (147,303)          (31,168)
Contract charges                              (1,879,204)         (4,189,959)        (26,651)            (632,210)          (70,043)
Contract terminations:
Surrender benefits                          (118,237,119)       (306,180,259)     (2,695,820)         (37,984,244)       (6,707,680)
Death benefits                                (8,138,343)        (20,091,752)       (163,126)          (2,163,641)         (464,874)
                                              ----------         -----------        --------           ----------          --------
Increase (decrease) from
contract transactions                         (8,055,884)       (520,847,485)     43,439,463          591,976,914       128,427,480
                                              ----------        ------------      ----------          -----------       -----------
Net assets at beginning of year            1,980,971,110       4,200,780,773      26,698,213          389,279,231        63,086,555
                                           -------------       -------------      ----------          -----------        ----------
Net assets at end of year                 $2,202,209,428      $4,580,528,713     $72,415,160       $1,137,707,967      $206,790,315
                                          ==============      ==============     ===========       ==============      ============

Accumulation unit activity
Units outstanding at beginning
of year                                    1,172,792,754         628,555,221      24,878,248          350,597,571        59,938,791
Contract purchase payments                    50,910,206          18,318,230       3,250,861           47,250,516         9,009,695
Net transfers*                                17,204,464         (46,459,818)     40,199,836          465,445,880       112,669,161
Transfers for policy loans                     1,552,061             911,718          40,853            1,099,049            70,990
Contract charges                              (1,087,659)           (572,335)        (24,882)            (502,902)          (62,522)
Contract terminations:
Surrender benefits                           (67,429,599)        (40,932,101)     (2,560,115)         (30,794,587)       (6,187,383)
Death benefits                                (5,113,039)         (2,954,591)       (175,842)          (1,836,314)         (415,088)
                                              ----------          ----------        --------           ----------          --------
Units outstanding at end of year           1,168,829,188         556,866,324      65,608,959          831,259,213       175,023,644
                                           =============         ===========      ==========          ===========       ===========


                                                                                                                           Combined
                                                                                                                           Variable
Operations                                       IZ                   N                H                  G                Accounts
Investment income (loss) - net              $ 48,707,495       $ 376,571,167     $ 9,208,281         $140,409,440     $ 842,007,448
Net realized gain (loss) on investments       19,817,409          28,722,923            (212)          10,087,389       153,951,679
Net change in unrealized appreciation or
depreciation of investments                  (34,561,365)        246,854,996            (586)         (23,859,115)    1,129,893,908
                                             -----------         -----------            ----          -----------     -------------
Net increase (decrease) in net
assets resulting
from operations                               33,963,539         652,149,086       9,207,483          126,637,714     2,125,853,035
                                              ==========         ===========       =========          ===========     =============

Contract transactions
Contract purchase payments                    78,292,637         125,778,517      26,471,423           49,361,355       574,052,582
Net transfers*                               (40,464,119)         72,184,459       2,490,728         (141,589,262)      333,426,317
Transfers for policy loans                     2,538,097           4,673,820         415,203            1,893,361        20,484,636
Annuity payments                                (218,797)           (818,698)        (21,359)            (404,625)       (2,815,382)
Contract charges                              (1,744,401)         (3,418,455)       (170,801)          (1,396,704)      (13,528,428)
Contract terminations:
Surrender benefits                          (110,545,864)       (236,462,530)    (33,151,710)        (119,861,011)     (971,826,237)
Death benefits                                (9,311,925)        (25,132,076)     (2,393,157)         (15,519,877)      (83,378,771)
                                              ----------         -----------      ----------          -----------       -----------
Increase (decrease) from
contract transactions                        (81,454,372)        (63,194,963)     (6,359,673)        (227,516,763)     (143,585,283)
                                             -----------         -----------      ----------         ------------      ------------
Net assets at beginning of year            1,826,981,223       3,561,334,567     212,272,517        1,767,315,881    14,028,720,070
                                           -------------       -------------     -----------        -------------    --------------
Net assets at end of year                 $1,779,490,390      $4,150,288,690    $215,120,327       $1,666,436,832   $16,010,987,822
                                          ==============      ==============    ============       ==============   ===============

Accumulation unit activity
Units outstanding at beginning
of year                                    1,220,479,990       1,197,162,300      89,644,495          362,167,237
Contract purchase payments                    51,062,806          38,914,736      10,978,965            9,842,757
Net transfers*                               (25,974,782)         23,088,309       1,243,189          (28,290,096)
Transfers for policy loans                     1,642,862           1,423,911         172,138              376,163
Contract charges                              (1,139,369)         (1,055,013)        (71,845)            (279,982)
Contract terminations:
Surrender benefits                           (71,076,097)        (72,296,420)    (13,512,157)         (23,650,436)
Death benefits                                (6,642,208)         (8,503,143)     (1,199,780)          (3,376,942)
                                              ----------          ----------      ----------           ----------
Units outstanding at end of year           1,168,353,202       1,178,734,680      87,255,005          316,788,701
                                           =============       =============      ==========          ===========


*Includes transfer activity from (to) other accounts and transfers from (to) IDS
Life's fixed account. See accompanying notes to financial statements.



IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G

Notes to Financial Statements

1. Organization

IDS Life Accounts F, G, H and N were established as segregated asset accounts of IDS Life Insurance Company (IDS Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Accounts F, G and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established as segregated asset accounts on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts KZ, LZ and MZ were established as segregated asset accounts on April 2, 1996 and commenced operations on April 30, 1996. IDS Life Accounts JZ, F, KZ, MZ, LZ, IZ, N, H and G are collectively referred to as "the Accounts."

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as diversified, (non-diversified for Global Yield) open-end management investment companies and have the following investment managers.

Account       Invests exclusively in shares of     Investment Manager
JZ            IDS Life Aggressive Growth Fund      IDS Life Insurance Company 1
F             IDS Life Capital Resource Fund       IDS Life Insurance Company 1
KZ            IDS Life Global Yield Fund           IDS Life Insurance Company 1
MZ            IDS Life Growth Dimensions Fund      IDS Life Insurance Company 1
LZ            IDS Life Income Advantage Fund       IDS Life Insurance Company 1
IZ            IDS Life International Equity Fund   IDS Life Insurance Company 2
N             IDS Life Managed Fund                IDS Life Insurance Company 1
H             IDS Life Moneyshare Fund             IDS Life Insurance Company 1
G             IDS Life Special Income Fund         IDS Life Insurance Company 1

1 American Express Financial Corporation (AEFC) is the investment advisor.
2  AEFC  is  the  investment   advisor.   American   Express  Asset   Management
International, Inc. is the sub-investment advisor.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. Mortality and Expense Risk Fee

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the Accounts.

4. Contract Administrative Charges

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. A quarterly charge of $125 is deducted from the contract value of each Group Variable Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a)    certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c)    Group Variable Annuity contract withdrawals during the first seven years,
d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e)    Flexible   Annuity   contract   surrenders  of  amounts  other  than
      those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $17,936,810 in 1998 and $14,502,145 in 1997. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

5. Investment in Shares

The Accounts' investment in shares of the Funds as of Dec. 31,1998 were as follows:

Account  Investment                                 Shares             NAV
JZ       IDS Life Aggressive Growth Fund       135,831,984          $15.33
F        IDS Life Capital Resource Fund        157,143,811           32.65
KZ       IDS Life Global Yield Fund              8,698,435           10.62
MZ       IDS Life Growth Dimensions Fund        99,857,192           17.52
LZ       IDS Life Income Advantage Fund         28,712,357            8.91
IZ       IDS Life International Equity Fund    116,962,935           15.58
N        IDS Life Managed Fund                 240,114,195           18.52
H        IDS Life Moneyshare Fund              252,995,233            1.00
G        IDS Life Special Income Fund          137,181,418           11.11


6. Investment Transactions

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                       Year ended Dec. 31,
Account Investment                                  1998               1997
JZ      IDS Life Aggressive Growth Fund     $  161,144,482      $  281,608,415
F       IDS Life Capital Resource Fund         361,299,794         111,547,849
KZ      IDS Life Global Yield Fund              20,617,085          47,045,559
MZ      IDS Life Growth Dimensions Fund        265,183,065         592,288,967
LZ      IDS Life Income Advantage Fund          94,930,969         140,453,856
IZ      IDS Life International Equity Fund      90,031,710         122,035,293
N       IDS Life Managed Fund                  447,421,778         417,692,561
H       IDS Life Moneyshare Fund               310,085,733         230,838,115
G       IDS Life Special Income Fund            97,115,658         140,887,599
        Combined Variable Accounts          $1,847,830,274      $2,084,398,214


7. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. IDS Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

IDS LIFE FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY
-----------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS                                        DEC. 31, 1998    DEC. 31, 1997
ASSETS                                                        ($ thousands, except share amounts)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998,
$8,420,035; 1997, $9,743,410)....................................  $  7,964,114     $  9,315,450
Available for sale, at fair value (amortized cost: 1998,
$13,344,949; 1997, $12,515,030)..................................    13,613,139       12,876,694
Mortgage loans on real estate....................................     3,505,458        3,618,647
Policy loans.....................................................       525,431          498,874
Other investments................................................       366,604          318,591
-------------------------------------------------------------------------------------------------
Total investments................................................    25,974,746       26,628,256
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................        22,453           19,686
Amounts recoverable from reinsurers..............................       262,260          205,716
Amounts due from brokers.........................................           327            8,400
Other accounts receivable........................................        47,963           37,895
Accrued investment income........................................       366,574          357,390
Deferred policy acquisition costs................................     2,496,352        2,479,577
Other assets.....................................................        30,487           22,700
Separate account assets..........................................    27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $ 56,550,563     $ 52,974,124
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $  21,172,303    $  22,009,747
Universal life-type insurance....................................      3,343,671        3,280,489
Traditional life insurance.......................................        225,306          213,676
Disability income and long-term care insurance...................        660,320          533,124
Policy claims and other policyholders' funds.....................         70,309           68,345
Deferred income taxes, net.......................................         16,930           61,582
Amounts due to brokers...........................................        195,406          381,458
Other liabilities................................................        410,285          345,383
Separate account liabilities.....................................     27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total liabilities................................................     53,443,931       50,108,308
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $30 par value per share; 100,000 shares
authorized, issued and outstanding...............................          3,000            3,000
Additional paid-in capital.......................................        288,327          290,847
Accumulated other comprehensive income, net of tax:
Net unrealized securities gains..................................        169,584          226,359
Retained earnings................................................      2,645,721        2,345,610
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................      3,106,632        2,865,816
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  56,550,563    $  52,974,124
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997            1996
CONSOLIDATED STATEMENTS OF INCOME                                               ($ thousands)
------------------------------------------------------------------------------------------------------------
Revenues:
Premiums:
Traditional life insurance.......................................  $   53,132       $   52,473    $   51,403
Disability income and long-term care insurance...................     176,298          154,021       131,518
------------------------------------------------------------------------------------------------------------
Total premiums...................................................     229,430          206,494       182,921
------------------------------------------------------------------------------------------------------------
Policyholder and contractholder charges..........................     383,965          341,726       302,999
Management and other fees........................................     401,057          340,892       271,342
Net investment income............................................   1,986,485        1,988,389     1,965,362
Net realized gain (loss) on investments..........................       6,902              860          (159)
------------------------------------------------------------------------------------------------------------
Total revenues...................................................   3,007,839        2,878,361     2,722,465
------------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life insurance.......................................      29,835           28,951        26,919
Universal life-type insurance and investment contracts...........     108,349           92,814        85,017
Disability income and long-term care insurance...................      27,414           22,333        19,185
Increase in liabilities for future policy benefits:
Traditional life insurance.......................................       6,052            3,946         1,859
Disability income and long-term care insurance...................      73,305           63,631        57,230
Interest credited on universal life-type insurance and investment
contracts........................................................   1,317,124        1,386,448     1,370,468
Amortization of deferred policy acquisition costs................     382,642          322,731       278,605
Other insurance and operating expenses...........................     287,326          276,596       261,468
------------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................   2,232,047        2,197,450     2,100,751
------------------------------------------------------------------------------------------------------------
Income before income taxes.......................................     775,792          680,911       621,714
Income taxes.....................................................     235,681          206,664       207,138
------------------------------------------------------------------------------------------------------------
Net income.......................................................  $  540,111       $  474,247    $  414,576
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    ACCUMULATED
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY                                                       OTHER
                                                               TOTAL                  ADDITIONAL    COMPREHENSIVE
                                                            STOCKHOLDER'S CAPITAL      PAID-IN       INCOME,      RETAINED
THREE YEARS ENDED DEC. 31, 1998 ($ thousands)                 EQUITY       STOCK       CAPITAL      NET OF TAX    EARNINGS
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1995................................  $2,331,708     $3,000       $278,814    $ 230,129    $1,819,765
Comprehensive income:
Net income................................................     414,576         --             --           --       414,576
Unrealized holding losses arising during the year, net of
deferred policy acquisition costs of $10,325 and taxes of
$82,982...................................................    (154,111)        --             --     (154,111)           --
Reclassification adjustment for losses included in net
income, net of tax of $(5,429)............................      10,084         --             --       10,084            --
                                                            -----------                             ----------
Other comprehensive loss..................................    (144,027)        --             --     (144,027)           --
                                                            -----------
Comprehensive income......................................     270,549         --             --           --            --
Capital contribution from parent..........................       4,801         --          4,801           --            --
Other changes.............................................       2,022         --             --           --         2,022
Cash dividends to parent..................................    (165,000)        --             --           --      (165,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1996................................   2,444,080      3,000        283,615       86,102     2,071,363
Comprehensive income:
Net income................................................     474,247         --             --           --       474,247
Unrealized holding gains arising during the year, net of
effect on deferred policy acquisition costs of $(7,714)
and taxes of $(75,215)....................................     139,686         --             --      139,686            --
Reclassification adjustment for losses included in net
income, net of tax of $(308)..............................         571         --             --          571            --
                                                            -----------                             ----------
Other comprehensive income................................     140,257         --             --      140,257            --
                                                            -----------
Comprehensive income......................................     614,504         --             --           --            --
Capital contribution from parent..........................       7,232         --          7,232           --            --
Cash dividends to parent..................................    (200,000)        --             --           --      (200,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1997................................   2,865,816      3,000        290,847      226,359     2,345,610
Comprehensive income:
Net income................................................     540,111         --             --           --       540,111
Unrealized holding losses arising during the year, net of
effect on deferred policy acquisition costs of $6,333 and
taxes of $32,826..........................................     (60,964)        --             --      (60,964)           --
Reclassification adjustment for losses included in net
income, net of tax of $(2,254)............................       4,189         --             --        4,189            --
                                                            -----------                             ----------
Other comprehensive loss..................................     (56,775)        --             --      (56,775)           --
                                                            -----------
Comprehensive income......................................     483,336         --             --           --            --
Other changes.............................................      (2,520)        --         (2,520)          --            --
Cash dividends to parent..................................    (240,000)        --             --           --      (240,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1998................................  $3,106,632     $3,000       $288,327    $ 169,584    $2,645,721
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997           1996
CONSOLIDATED STATEMENTS OF CASH FLOWS                                             (thousands)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   540,111    $   474,247    $   414,576
Adjustments to reconcile net income to net cash provided by (used
in) operating activities:
Policy loan issuance, excluding universal life-type insurance....      (53,883)       (54,665)       (49,314)
Policy loan repayment, excluding universal life-type insurance...       57,902         46,015         41,179
Change in amounts recoverable from reinsurers....................      (56,544)       (47,994)       (43,335)
Change in other accounts receivable..............................      (10,068)         6,194         (4,981)
Change in accrued investment income..............................       (9,184)       (14,077)         4,695
Change in deferred policy acquisition costs, net.................      (10,443)      (156,486)      (294,755)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............      138,826        112,915         97,479
Change in policy claims and other policyholders' funds...........        1,964        (15,289)        27,311
Change in deferred income tax provision (benefit)................      (19,122)        19,982        (65,609)
Change in other liabilities......................................       64,902         13,305         46,724
Amortization of premium (accretion of discount), net.............        9,170         (5,649)       (23,032)
Net realized (gain) loss on investments..........................       (6,902)          (860)           159
Policyholder and contractholder charges, non-cash................     (172,396)      (160,885)      (154,286)
Other, net.......................................................       10,786          7,161        (10,816)
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities..............  $   485,119    $   223,914    $   (14,005)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Purchases........................................................  $    (1,020)   $    (1,996)   $   (43,751)
Maturities, sinking fund payments and calls......................    1,162,731        686,503        759,248
Sales............................................................      236,963        236,761        279,506
Fixed maturities available for sale:
Purchases........................................................   (4,100,238)    (3,160,133)    (2,299,198)
Maturities, sinking fund payments and calls......................    2,967,311      1,206,213      1,270,240
Sales............................................................      278,955        457,585        238,905
Other investments, excluding policy loans:
Purchases........................................................     (555,647)      (524,521)      (904,536)
Sales............................................................      579,038        335,765        236,912
Change in amounts due from brokers...............................        8,073          2,647        (11,047)
Change in amounts due to brokers.................................     (186,052)       119,471        140,369
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities..............      390,114       (641,705)      (333,352)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and
investment contracts:
Considerations received..........................................    1,873,624      2,785,758      3,567,586
Surrenders and death benefits....................................   (3,792,612)    (3,736,242)    (4,250,294)
Interest credited to account balances............................    1,317,124      1,386,448      1,370,468
Universal life-type insurance policy loans:
Issuance.........................................................      (97,602)       (84,835)       (86,501)
Repayment........................................................       67,000         54,513         58,753
Capital transaction with parent..................................           --          7,232          4,801
Dividends paid...................................................     (240,000)      (200,000)      (165,000)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities........................     (872,466)       212,874        499,813
------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents.............        2,767       (204,917)       152,456
Cash and cash equivalents at beginning of year...................       19,686        224,603         72,147
------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    22,453    $    19,686    $   224,603
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of other comprehensive income, net of deferred policy acquisition costs and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company purchases and writes index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income. Gains or losses on index options that do not qualify as hedges are marked to market through the income statement.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $215,003  $174,472  $317,283
Interest on borrowings.............    14,529     8,213     4,119
-----------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $26,291 payable to and $12,061, receivable from, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities, net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized by AEFC. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATION
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

--------------------------------------------------------------------------------
2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
HELD TO MATURITY                                  COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   39,888     $  4,460      $     --    $     44,348
State and municipal obligations..............       9,683          491            --          10,173
Corporate bonds and obligations..............   6,305,476      447,752        27,087       6,726,141
Mortgage-backed securities...................   1,609,067       30,458           152       1,639,373
----------------------------------------------------------------------------------------------------
                                               $7,964,114     $483,161      $ 27,239    $  8,420,035
----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   52,043     $  3,324      $     --    $     55,367
State and municipal obligations..............      11,060        1,231            --          12,291
Corporate bonds and obligations..............   7,332,344      271,174       155,181       7,448,337
Mortgage-backed securities...................   5,949,502      151,511         3,869       6,097,144
----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  13,344,949      427,240       159,050      13,613,139
Equity securities............................       3,000          158            --           3,158
----------------------------------------------------------------------------------------------------
                                               $13,347,949    $427,398      $159,050    $ 13,616,297
----------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost, gross unrealized gains and losses and fair values of investmentsin fixed maturities and equity securities at December 31, 1997 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED
HELD TO MATURITY                                  COST         GAINS        LOSSES       FAIR VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   41,932     $  2,949      $    --     $      44,881
State and municipal obligations..............       9,684          568           --            10,252
Corporate bonds and obligations..............   7,280,646      415,700        9,322         7,687,024
Mortgage-backed securities...................   1,983,188       25,976        7,911         2,001,253
-----------------------------------------------------------------------------------------------------
                                               $9,315,450     $445,193      $17,233     $   9,743,410
-----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES          VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   65,291     $  4,154      $    --     $      69,445
State and municipal obligations..............      11,045        1,348           --            12,393
Corporate bonds and obligations..............   5,308,129      232,761       30,198         5,510,692
Mortgage-backed securities...................   7,130,565      160,478        6,879         7,284,164
-----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  12,515,030      398,741       37,077        12,876,694
Equity securities............................       3,000          361           --             3,361
-----------------------------------------------------------------------------------------------------
                                               $12,518,030    $399,102      $37,077     $  12,880,055
-----------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           AMORTIZED      FAIR
HELD TO MATURITY                             COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  354,296   $   359,020
Due from one to five years..............   2,111,369     2,249,847
Due from five to ten years..............   3,012,227     3,189,789
Due in more than ten years..............     877,155       982,006
Mortgage-backed securities..............   1,609,067     1,639,373
------------------------------------------------------------------
                                          $7,964,114   $ 8,420,035
------------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  102,463   $   104,475
Due from one to five years..............     682,336       725,859
Due from five to ten years..............   3,904,326     4,044,378
Due in more than ten years..............   2,718,659     2,654,382
Mortgage-backed securities..............   5,937,165     6,084,045
------------------------------------------------------------------
                                          $13,344,949  $13,613,139
------------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $230,036, $229,848 and $277,527, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively.

At December 31, 1998, bonds carried at $14,302 were on deposit with various states as required by law.

At December 31, 1998, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.6 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998         1997
------------------------------------------------------------------
Aaa/AAA.................................  $ 7,629,628  $ 9,195,619
Aaa/AA..................................        2,277           --
Aa/AA...................................      308,053      232,451
Aa/A....................................      301,325      246,792
A/A.....................................    2,525,283    2,787,936
A/BBB...................................    1,148,736    1,200,345
Baa/BBB.................................    6,237,014    5,226,616
Baa/BB..................................      492,696      475,084
Below investment grade..................    2,664,051    2,465,637
------------------------------------------------------------------
                                          $21,309,063  $21,830,480
------------------------------------------------------------------

At December 31, 1998, 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities. At December 31, 1998, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1998            DECEMBER 31, 1997
--------------------------------------------------------------------------------------
                                ON BALANCE  COMMITMENTS     ON BALANCE    COMMITMENTS
REGION                            SHEET     TO PURCHASE       SHEET       TO PURCHASE
--------------------------------------------------------------------------------------
East North Central............  $ 750,705     $ 16,393     $  748,372       $ 32,462
West North Central............    491,006       81,648        456,934         14,340
South Atlantic................    839,233       21,020        922,172         14,619
Middle Atlantic...............    476,448        6,169        545,601         15,507
New England...................    263,761        2,824        316,250          2,136
Pacific.......................    195,851       16,946        184,917          3,204
West South Central............    136,841        1,412        125,227             --
East South Central............     46,029           --         60,274             --
Mountain......................    345,379        8,473        297,545         28,717
--------------------------------------------------------------------------------------
                                3,545,253      154,885      3,657,292        110,985
Less allowance for losses.....     39,795           --         38,645             --
--------------------------------------------------------------------------------------
                                $3,505,458    $154,885     $3,618,647       $110,985
--------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)

                                     DECEMBER 31, 1998             DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
                                 ON BALANCE    COMMITMENTS     ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET       TO PURCHASE       SHEET       TO PURCHASE
-----------------------------------------------------------------------------------------
Department/retail stores......  $ 1,139,349    $    59,305    $ 1,189,203    $    27,314
Apartments....................      960,808          9,272      1,089,127         16,576
Office buildings..............      783,576         50,450        716,729         34,546
Industrial buildings..........      298,549         13,263        295,889         21,200
Hotels/motels.................      109,185         14,122        101,052             --
Medical buildings.............      124,369             --         99,979          9,748
Nursing/retirement homes......       46,696             --         72,359             --
Mixed Use.....................       65,151             --         71,007             --
Other.........................       17,570          8,473         21,947          1,601
-----------------------------------------------------------------------------------------
                                  3,545,253        154,885      3,657,292        110,985
Less allowance for losses.....       39,795             --         38,645             --
-----------------------------------------------------------------------------------------
                                $ 3,505,458    $   154,885    $ 3,618,647    $   110,985
-----------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $24,941 and $45,714, respectively, with allowances of $6,662 and $9,812, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $37,873 and $61,870, respectively.
The Company recognized $1,809, $2,981and $4,889 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996 respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998     1997     1996
--------------------------------------------------------------
Balance, January 1.................  $38,645  $37,495  $37,340
Provision for investment losses....    7,582    8,801   10,005
Loan payoffs.......................     (800)  (3,851)  (4,700)
Foreclosures and writeoffs.........   (5,632)  (3,800)  (5,150)
--------------------------------------------------------------
Balance, December 31...............  $39,795  $38,645  $37,495
--------------------------------------------------------------

At December 31, 1998, the Company had commitments to purchase investments other than mortgage loans for $223,011. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Interest on fixed maturities.......  $1,676,984  $1,692,481  $1,666,929
Interest on mortgage loans.........     301,253     305,742     283,830
Other investment income............      43,518      25,089      43,283
Interest on cash equivalents.......       5,486       5,914       5,754
-----------------------------------------------------------------------
                                      2,027,241   2,029,226   1,999,796
Less investment expenses...........      40,756      40,837      34,434
-----------------------------------------------------------------------
                                     $1,986,485  $1,988,389  $1,965,362
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities...................  $12,084  $16,115  $ 8,736
Mortgage loans.....................   (5,933)  (6,424)  (8,745)
Other investments..................      751   (8,831)    (150)
--------------------------------------------------------------
                                     $ 6,902  $   860  $  (159)
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                            1998      1997       1996
------------------------------------------------------------------------
Fixed maturities available for sale.....  $(93,474) $ 223,441  $(231,853)
Equity securities.......................      (203)        53        (52)
------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1998      1997      1996
-----------------------------------------------------------------
Federal income taxes:
Current............................  $244,946  $176,879  $260,357
Deferred...........................   (16,602)   19,982   (65,609)
-----------------------------------------------------------------
                                      228,344   196,861   194,748
State income taxes-current.........     7,337     9,803    12,390
-----------------------------------------------------------------
Income tax expense.................  $235,681  $206,664  $207,138
-----------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                                     1998                 1997                 1996
--------------------------------------------------------------------------------------------------------------------------
                                                              PROVISION    RATE    PROVISION    RATE    PROVISION    RATE
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes based
on the statutory rate.......................................   $271,527    35.0%    $238,319    35.0%    $217,600    35.0%
(Decreases) increases are attributable to:
Tax-excluded interest and dividend income...................    (12,289)   (1.6)     (10,294)   (1.5)      (9,636)   (1.5)
State taxes, net of federal benefit.........................      4,769      .6        6,372      .9        8,053     1.3
Affordable housing credits..................................    (19,688)   (2.5)     (20,705)   (3.0)      (5,090)    (.8)
Other, net..................................................     (8,638)   (1.1)      (7,028)   (1.0)      (3,789)    (.7)
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes........................................   $235,681    30.4%    $206,664    30.4%    $207,138    33.3%
--------------------------------------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1998, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                           1998      1997
---------------------------------------------------------------------------
Deferred tax assets:
Policy reserves........................................  $756,769  $748,204
Life insurance guaranty fund assessment reserve........    15,289    20,101
Other..................................................     4,253     9,589
---------------------------------------------------------------------------
Total deferred tax assets..............................   776,311   777,894
---------------------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs......................   698,471   700,032
Unrealized gain on investments.........................    91,315   121,885
Investments, other.....................................     3,455    17,559
---------------------------------------------------------------------------
Total deferred tax liabilities.........................   793,241   839,476
---------------------------------------------------------------------------
Net deferred tax liabilities...........................  $ 16,930  $ 61,582
---------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,598,203 as of December 31, 1998 and $1,468,677 as of December 31, 1997 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1999 in excess of approximately $353,933 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Statutory net income...............  $  429,903  $  379,615  $  365,585
Statutory capital and surplus......   1,883,405   1,765,290   1,565,082
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------
5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1998 and 1997. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $103 and $780 in 1998, 1997 and 1996, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $211, $201 and $174 in 1998, 1997 and 1996, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $1,503, $1,245 and $990, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1998, 1997 and 1996 was $1,352, $1,330 and $1,449, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $411,337, $414,155 and $397,362 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
6. COMMITMENTS AND CONTINGENCIES

At December 31, 1998, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $81,074,928, $74,730,720 and $67,274,354, respectively, of which $4,912,313, $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $66,378, $60,495 and $48,250 and reinsurance recovered from reinsurers amounted to $20,982, $19,042, and $15,612 for the years ended December 31, 1998, 1997 and
1996, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company, its parent and its subsidiaries conduct business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company has been named as a defendant in three of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from the Company and its subsidiaries. The complaints put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. The Company and its subsidiaries believe they have meritorious defenses to the claims raised in these lawsuits.

The outcome of any litigation cannot be predicted with certainty. In the opinion of

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES (CONTINUED) management, however, the ultimate resolution of these lawsuits, taken in the aggregate, should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

--------------------------------------------------------------------------------
7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $100,000. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil at December 31, 1998 and 1997.

--------------------------------------------------------------------------------
8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998                NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $3,400,000  $15,985   $  4,256    $ 4,256
Interest rate floors..........   1,000,000    1,082     13,971     13,971
Options purchased.............     110,912   24,094     29,453     29,453
Liabilities:
Options purchased/written.....     265,454  (10,526 )  (11,062)        --
Off balance sheet:
Interest rate swaps...........   1,667,000       --    (73,477)        --
----------------------------------------------------------------------------
                                            $30,635   $(36,859)   $47,680
----------------------------------------------------------------------------

DECEMBER 31, 1997                NOTIONAL   CARRYING      FAIR      TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT       VALUE       EXPOSURE
---------------------------------------------------------------------------------
Assets:
Interest rate caps............  $4,600,000   $24,963    $  15,665      $15,665
Interest rate floors..........   1,000,000     1,561        4,551        4,551
Options purchased/written.....     279,737     9,808       10,449       10,449
Liabilities:
Options written...............       7,373       (89)         114           --
Off balance sheet:
Interest rate swaps...........   1,267,000        --      (45,799)          --
---------------------------------------------------------------------------------
                                             $36,243    $ (15,020)     $30,655
---------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 1999 to 2003. The put and call options expire on various dates from 1999 to 2005.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company is also using interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest will be accrued and reported in accrued investment income and other liabilities, as appropriate, and management and other fees.

The Company offers a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market. The Company entered into index option

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED) collars (combination of puts and calls) to hedge anticipated fee income for 1998 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and $7,435, respectively. At December 31, 1997 deferred losses on purchased put index options were $2,428 and deferred gains on written call index options were $5,275.

--------------------------------------------------------------------------------
9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1998                      1997
----------------------------------------------------------------------------------
                                 CARRYING       FAIR       CARRYING       FAIR
                                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
FINANCIAL ASSETS
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $ 7,964,114  $ 8,420,035  $ 9,315,450  $ 9,743,410
Available for sale............   13,613,139   13,613,139   12,876,694   12,876,694
Mortgage loans on real estate
(Note 2)......................    3,505,458    3,745,617    3,618,647    3,808,570
Other:
Equity securities (Note 2)....        3,158        3,158        3,361        3,361
Derivative financial
instruments (Note 8)..........       41,161       47,680       36,332       30,665
Other.........................       28,872       28,872       82,347       85,383
Cash and cash equivalents
(Note 1)......................       22,453       22,453       19,686       19,686
Separate account assets
(Note 1)......................   27,349,401   27,349,401   23,214,504   23,214,504

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............  $19,855,203  $19,144,838  $20,731,052  $19,882,302
Derivative financial
instruments (Note 8)..........       10,526       84,539           89       45,685
Separate account
liabilities...................   25,005,732   24,179,115   21,488,282   20,707,620
----------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,226,985 and $1,185,155, respectively, and policy loans of $90,115 and $93,540, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,343,669 and $1,726,222, respectively.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

10. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

-----------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Minneapolis, Minnesota
February 4, 1999

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F,IZ,JZ,G,H,N,KZ,LZ and MZ:

         Statements of Net Assets at Dec. 31, 1998.
         Statements of Operations for the year ended Dec. 31, 1998.
         Statements of Changes in Net Assets for the years ended Dec. 31, 1998 and Dec. 31, 1997.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 12, 1999.

         IDS Life Insurance Company:

         Consolidated Balance Sheets at Dec. 31, 1998 and 1997.
         Consolidated Statements of Income for the years ended Dec. 31, 1998, 1997, and 1996.
         Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 1998, 1997 and 1996.
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 1998, 1997, and 1996.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit
     1.2 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on Sept. 20, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 26 to Registration Statement No. 2-73114, is incorporated herein by reference.

2.   Not applicable.

3.   Not applicable.

4.1  Copy of form of Qualified Deferred Annuity Contract (form 30307),  filed as
     Exhibit 4(a) to Post-Effective Amendment No.20 to Registration Statement No. 33-4173, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 30302), filed as Exhibit 4(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 30306), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

5.1  Form of Application for IDS Life Deferred  Variable  Annuity Contract (form
     34512),  filed  as  Exhibit  10  to  Post-Effective   Amendment  No.  2  to
     Registration Statement 2-73114, is incorporated herein by reference.

5.2 Copy of Form of Application for Variable and Combination Retirement Annuities Contracts, filed as Exhibit 5(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173, is incorporated herein by reference.

6.1  Copy of Certificate of Incorporation of IDS Life, filed  electronically  as
     Exhibit 6.1 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 29, 1999 filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None

12.  Not applicable.

13.  Schedule  for   computation   of  each   performance   quotation  is  filed
     electronically as Exhibit 13 to Post-Effective Amendment No. 26 to Registration Statement No. 2-73114, is incorporated herein by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement dated April 9, 1998 is filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 28 to Registration Statement No. 2-73114 is incorporated herein by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement dated August 19, 1997 is filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 28 to Registration Statement No. 2-73114 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                               Principal Business Address          Positions and Offices with Depositor

Timothy V. Bechtold                IDS Tower 10                        Executive Vice President, Risk
                                   Minneapolis, MN  55440              Management Products

David J. Berry                     IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Mark W. Carter                     IDS Tower 10                        Executive Vice President, Marketing
                                   Minneapolis, MN  55440

Robert M. Elconin                  IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Lorraine R. Hart                   IDS Tower 10                        Vice President, Investments
                                   Minneapolis, MN  55440

Jeffrey S. Horton                  IDS Tower 10                        Vice President, Treasurer and
                                   Minneapolis, MN  55440              Assistant Secretary

David R. Hubers                    IDS Tower 10                        Director
                                   Minneapolis, MN  55440






James M. Jensen                    IDS Tower 10                        Vice President, Insurance Product
                                   Minneapolis, MN  55440              Development

Richard W. Kling                   IDS Tower 10                        Director and President
                                   Minneapolis, MN  55440

Paul F. Kolkman                    IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

Paula R. Meyer                     IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Assured Assets

James A. Mitchell                  IDS Tower 10                        Director, Chairman of the Board and
                                   Minneapolis, MN  55440              Chief Executive Officer

Pamela J. Moret                    IDS Tower 10                        Executive Vice President, Variable
                                   Minneapolis, MN  55440              Assets

Barry J. Murphy                    IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Client Service

James R. Palmer                    IDS Tower 10                        Vice President, Taxes
                                   Minneapolis, MN  55440

Stuart A. Sedlacek                 IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

F. Dale Simmons                    IDS Tower 10                        Vice President, Real Estate Loan
                                   Minneapolis, MN  55440              Management

William A. Stoltzmann              IDS Tower 10                        Vice President, General Counsel and
                                   Minneapolis, MN  55440              Secretary

Philip C. Wentzel                  IDS Tower 10                        Vice President and Controller
                                   Minneapolis, MN  55440


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah




     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  On March 31, 1999, there were 54,481 contract owners of qualified Combination Retirement Annuity contracts. There were 2,503 owners of non-qualified contracts.

                  There  were  337  contract   owners  of   qualified   Variable
                  Retirement Annuity contracts. There were 2,266 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Item 29. Principal Underwriters

                  (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

                  (b) This table is the same as our  response to Item 25 of this
                      Registration Statement.

                  (c)
         Name of                  Net Underwriting
         Principal                 Discounts and      Compensation on      Brokerage
         Underwriter                Commissions          Redemption       Commissions      Compensation
         IDS Life                   $17,634,855         $17,936,810           None             None


Item 30.          Location of Accounts and Records

                           IDS Life Insurance Company
                           IDS Tower 10
                           Minneapolis, MN

Item 31.          Management Services

                           Not applicable.

Item 32.          Undertakings

(a), (b) & (c)    These undertakings were filed with the Registrant's initial
                  Registration Statements, File No. 2-73114 and 811-3217.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 29th day of April, 1999.


                                      IDS LIFE ACCOUNT F
                                      IDS LIFE ACCOUNT IZ
                                      IDS LIFE ACCOUNT JZ
                                      IDS LIFE ACCOUNT G
                                      IDS LIFE ACCOUNT H
                                      IDS LIFE ACCOUNT N
                                      IDS LIFE ACCOUNT KZ
                                      IDS LIFE ACCOUNT LZ
                                      IDS LIFE ACCOUNT MZ
                                     ---------------------
                                         (Registrant)

                                     By  IDS Life Insurance Company
                                         (Sponsor)

                                     By /s/   Richard W. Kling
                                              Richard W. Kling
                                              President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 1999.

Signature                                 Title

/s/      James A. Mitchell*               Director, Chairman of the Board
         James A. Mitchell                and Chief Executive Officer

/s/      Richard W. Kling*                Director and President
         Richard W. Kling

/s/      Jeffrey S. Horton**              Vice President, Treasurer
         Jeffrey S. Horton                and Assistant Secretary

/s/      David R. Hubers*                 Director
         David R. Hubers

/s/      Paul F. Kolkman*                 Director and Executive Vice
         Paul F. Kolkman                  President

Signature                                 Title

/s/      Barry J. Murphy*                 Director and Executive Vice
         Barry J. Murphy                  President, Client Service

/s/      Stuart A. Sedlacek*              Director and Executive Vice
         Stuart A. Sedlacek               President, Assured Assets

/s/      Philip C. Wentzel**              Vice President and Controller
         Philip C. Wentzel

*Signed   pursuant  to  Power  of  Attorney  dated  August  19,  1997  is  filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 8 to Registration Statement No. 33-52518 is incorporated by reference.

**Signed   pursuant  to  Power  of  Attorney   dated  April  9,  1998  is  filed
electronically as Exhibit 15.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-52518 is incorporated by reference.





/s/ Mary Ellyn Minenko
Mary Ellyn Minenko

                    CONTENTS OF REGISTRATION STATEMENT NO. 29

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.